GOING CONCERN AND MANAGEMENT’S PLAN (Details Narrative) - USD ($)		3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	Apr. 01, 2026	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Sep. 30, 2025
Product Information [Line Items]
Working capital		$ (259,885)		$ (259,885)
Net Loss		(53,287)				$ (79,422)	$ 245,454
Accumulated deficit		12,217		12,217		(79,422)	166,032
Net cash used in operating activities		(199,163)	(21,476)			37	(286,505)
Cash and Cash Equivalent		259,885		259,885		1,487	459,048
Issuance of ordinary shares to underwriter						128,000	48,334
Working capital		259,885		259,885
Common Stock [Member]
Product Information [Line Items]
Net Loss
Issuance of ordinary shares to underwriter						$ 10	3
Goodvision AI Inc [Member]
Product Information [Line Items]
Working capital		(601,897)		(601,897)			(384,885)	$ 149,916
Net Loss		(211,067)	21,050	(737,021)	$ 44,058
Accumulated deficit		(587,105)		(587,105)				149,916
Net cash used in operating activities				(342,963)	(97,937)
Short term loans payable		740,000		740,000
Cash and Cash Equivalent		2,147,696		2,147,696				1,766,451
Short-Term Debt		740,000		740,000
Issuance of ordinary shares to underwriter		50,000
Working capital		601,897		601,897			$ 384,885	$ (149,916)
Goodvision AI Inc [Member] | Chief Executive Officer [Member]
Product Information [Line Items]
Working capital		(500,000)		(500,000)
Working capital		500,000		500,000
Goodvision AI Inc [Member] | Common Stock [Member]
Product Information [Line Items]
Net Loss
Goodvision AI Inc [Member] | Subsequent Event [Member]
Product Information [Line Items]
Convertible Notes Payable, Current	$ 1,000,000
Goodvision AI Inc [Member] | Subsequent Event [Member] | Common Stock [Member]
Product Information [Line Items]
Issuance of ordinary shares to underwriter	1,000,000
Goodvision AI Inc [Member] | Related Party [Member]
Product Information [Line Items]
Short term loans payable		780,622		780,622
Short-Term Debt		$ 1,520,622		$ 1,520,622
Goodvision AI Inc [Member] | Related Party [Member] | Subsequent Event [Member]
Product Information [Line Items]
Short-Term Debt	150,000
[custom:WorkingCapitalLoan-0]	$ 400,000
Goodvision AI Inc [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Largest Customer [Member]
Product Information [Line Items]
Revenues, customer concentration risk				61.00%
Goodvision AI Inc [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Two Largest Customers [Member]
Product Information [Line Items]
Revenues, customer concentration risk				77.00%